Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Wei & Co., LLP
Auditor Firm ID	2388
Auditor Location	New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Creative Global Technology Holdings Limited and its subsidiaries (the “Company”) as of September 30, 2024, and 2023, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended September 30, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024, and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.